Other intangible assets (Details 1) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other intangible assets
Gross carrying amount	SFr 68	SFr 79
Accumulated amortization	(44)	(47)
Net carrying amount	24	32
Non-amortizing other intangible assets	195	191
Other intangible assets (mortgage servicing rights), at fair value	163	158
Total other intangible assets, net	219	223
Aggregate amortization expenses and impairment losses
Aggregate amortization	8	7	SFr 8
Impairment	1	2	0
Estimated amortization expenses
In the next 12 months	4
Year two	3
Year three	2
Year four	2
Year five	2
Tradenames / trademarks
Other intangible assets
Gross carrying amount	27	27
Accumulated amortization	(26)	(26)
Net carrying amount	1	1
Client relationships
Other intangible assets
Gross carrying amount	43	47
Accumulated amortization	(20)	(18)
Net carrying amount	23	29
Other
Other intangible assets
Gross carrying amount	(2)	5
Accumulated amortization	2	(3)
Net carrying amount	0	2
Total other intangible assets, gross	263	270
Bank
Other intangible assets
Gross carrying amount	68	79
Accumulated amortization	(44)	(47)
Net carrying amount	24	32
Non-amortizing other intangible assets	195	191
Other intangible assets (mortgage servicing rights), at fair value	163	158
Total other intangible assets, net	219	223
Aggregate amortization expenses and impairment losses
Aggregate amortization	8	7	8
Impairment	1	2	SFr 0
Estimated amortization expenses
In the next 12 months	4
Year two	3
Year three	2
Year four	2
Year five	2
Bank | Tradenames / trademarks
Other intangible assets
Gross carrying amount	27	27
Accumulated amortization	(26)	(26)
Net carrying amount	1	1
Bank | Client relationships
Other intangible assets
Gross carrying amount	43	47
Accumulated amortization	(20)	(18)
Net carrying amount	23	29
Bank | Other
Other intangible assets
Gross carrying amount	(2)	5
Accumulated amortization	2	(3)
Net carrying amount	0	2
Total other intangible assets, gross	SFr 263	SFr 270